JPMorgan SmartRetirement® 2025 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.9%
Fixed Income — 48.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	74,656	770,450
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,450	256,661
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,797	42,139
JPMorgan High Yield Fund Class R6 Shares (a)	23,982	154,923
Total Fixed Income		1,224,173
International Equity — 5.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	664	20,868
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,853	31,292
JPMorgan International Equity Fund Class R6 Shares (a)	4,241	86,359
Total International Equity		138,519
U.S. Equity — 22.3%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	294	14,977
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	725	14,259
JPMorgan Small Cap Value Fund Class R6 Shares (a)	566	14,445
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,099	261,498
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,334	261,347
Total U.S. Equity		566,526
Total Investment Companies (Cost $1,746,527)		1,929,218
Exchange-Traded Funds — 20.9%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	61	5,695
JPMorgan Realty Income ETF (a)	354	17,072
Total Alternative Assets		22,767
Fixed Income — 4.1%
JPMorgan Inflation Managed Bond ETF (a)	2,180	104,927
International Equity — 12.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,363	52,133
JPMorgan Global Select Equity ETF (a)	1,920	113,179
JPMorgan International Research Enhanced Equity ETF (a)	2,515	160,281
Total International Equity		325,593
U.S. Equity — 3.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	877	79,093
Total Exchange-Traded Funds (Cost $442,794)		532,380

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $55,120)	55,120	55,120
Total Investments — 99.0% (Cost $2,244,441)		2,516,718
Other Assets in Excess of Liabilities — 1.0%		26,257
NET ASSETS — 100.0%		2,542,975

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,516,718	$—	$—	$2,516,718

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$57,638	$4,123	$10,044	$257	$159	$52,133	1,363	$1,337	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6,210	440	1,477	173	349	5,695	61	131	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	87,211	10,285	21,737	5,106	(1,772)	79,093	877	865	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	32,836	133	33,189	193	27	—	—	1,792	—
JPMorgan Core Bond Fund Class R6 Shares (a)	830,650	34,746	112,169	(12,827)	30,050	770,450	74,656	24,718	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	277,033	13,034	38,132	(3,518)	8,244	256,661	35,450	9,940	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,891	2,225	5,715	100	638	42,139	6,797	2,207	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	22,925	7,108	9,255	134	(44)	20,868	664	358	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	34,582	2,474	6,272	(1,305)	1,813	31,292	1,853	787	—
JPMorgan Global Select Equity ETF (a)	124,217	9,885	18,275	1,292	(3,940)	113,179	1,920	727	1,589
JPMorgan High Yield Fund Class R6 Shares (a)	132,477	40,889	20,207	(460)	2,224	154,923	23,982	7,110	—
JPMorgan Inflation Managed Bond ETF (a)	109,591	—	7,914	(83)	3,333	104,927	2,180	3,129	—
JPMorgan International Equity Fund Class R6 Shares (a)	95,459	10,348	21,504	3,442	(1,386)	86,359	4,241	2,932	—
JPMorgan International Research Enhanced Equity ETF (a)	177,689	21,806	42,902	3,093	595	160,281	2,515	4,844	—
JPMorgan Realty Income ETF (a)	18,611	1,202	4,648	562	1,345	17,072	354	305	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	16,523	3,325	3,972	778	(1,677)	14,977	294	82	1,274
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	15,755	2,873	3,477	1,157	(2,049)	14,259	725	126	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	15,630	3,280	3,742	494	(1,217)	14,445	566	128	797
JPMorgan U.S. Equity Fund Class R6 Shares (a)	284,182	33,708	44,956	15,398	(26,834)	261,498	11,099	1,457	14,481
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	62,960	313,245	321,085	—	—	55,120	55,120	2,402	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	283,976	38,228	52,798	8,428	(16,487)	261,347	6,334	2,225	13,315
Total	$2,731,046	$553,357	$783,470	$22,414	$(6,629)	$2,516,718		$67,602	$31,456

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.